Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN FEDERAL TAX FREE INCOME FUND
Prospectus Date	rr_ProspectusDate	Sep. 01, 2016
Document Creation Date	dei_DocumentCreationDate	Aug. 26, 2016